Acquisitions, Investments, Dispositions and Assets Held for Sale - Imagina Media Audiovisual, S.L. (Details) - Imagina € in Thousands, $ in Thousands	1 Months Ended
	Feb. 28, 2018	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 MXN ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 MXN ($)
Disclosure of associates
Proportion of sale of ownership interest in associate	19.90%
Sale consideration						€ 284,500	$ 6,603,751
Cash consideration received for the disposal of assets and liabilities						251,300	5,832,360
Amount held in Escrow for litigation costs		€ 5,400	$ 114,127	€ 15,600	$ 351,913	€ 33,200	$ 771,391
Amount released from escrow				16,100	366,354
Amount used for escrow				€ 1,500	$ 33,558